STOCKHOLDERS' EQUITY (Details)	8 Months Ended	6 Months Ended
	Aug. 31, 2014	Feb. 28, 2015
Risk free interest rate	2.12%
Expected life	7 years
Dividend yield	0.00%
Volatility	30.00%
Warrant [Member]
Risk free interest rate		1.10%
Expected life		3 years
Dividend yield		0.00%
Volatility		60.00%
Minimum [Member] | Warrant [Member]
Expected life		1 year 6 months
Maximum [Member] | Warrant [Member]
Expected life		10 years